Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables.
Summary of trade receivables

	31 December	31 December
	2025	2024
Receivables from subscribers	16,091,832	15,035,358
Undue assigned contracted receivables	1,116,263	1,389,511
Accounts and notes receivable	6,337,363	5,124,258
	23,545,458	21,549,127